MANAGERS SHORT GOVERNMENT FUND
MANAGERS SHORT & INTERMEDIATE BOND FUND
MANAGERS INTERMEDIATE MORTGAGE FUND
SEMI-ANNUAL REPORT
JUNE 30, 1997
Where Leading Money Managers Converge


                   MANAGERS SHORT GOVERNMENT FUND
              MANAGERS SHORT AND INTERMEDIATE BOND FUND
                 MANAGERS INTERMEDIATE MORTGAGE FUND
                         Semi-Annual Report
                      June 30, 1997 (unaudited)

                          TABLE OF CONTENTS
                                                              Begins
                                                             on Page
                                                              -----
President's Message                                                1
The Managers Funds Performance                                     2
 Complete performance table for all of
 The Managers Funds as of June 30, 1997
Schedules of Portfolio Investments                                 3
 Detailed portfolio listings by security type
 and industry sector, as valued at June 30, 1997
Statements of Assets and Liabilities                               8
 Fund balance sheets, Net Asset Value (NAV) per share
 computation and cumulative undistributed amounts
Statements of Operations                                           9
 Detail of sources of income, fund expenses, and
 realized and unrealized gains (losses)during the period
Statements of Changes in Net Assets                               10
 Detail of changes in fund assets and distributions
 to shareholders for the past two periods
Financial Highlights                                              11
 Historical net asset values, distributions, total
 returns, expense ratios, turnover ratios and net assets
Notes to Financial Statements                                     14
 Accounting and distribution policies, details of agreements and transactions with fund management and description of certain investment risks


Investments in The Managers Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. Shares of the funds are not federally insured by the Federal Deposit Insurance Corp., the Federal Reserve Board, or any governmental agency.



President's Message


Dear Fellow Shareholder:
Despite a brief pause in late March and early April, the financial
markets charged to record levels in the first half of 1997.   The
primary driver continues to be strong economic growth without evidence of inflation. Domestic stocks turned in an extremely strong performance, with most of the broad domestic stock indices hitting all time highs during the second quarter.

The economy continues to accelerate with Gross Domestic Product rising at an annualized rate of 5.9% during the first quarter, up from 3.8% during the previous quarter. Second quarter growth appears to have been strong as industrial output, manufacturing, durable goods
produced and capacity utilization each rose through May.   The key
concern during such strong growth continues to be inflationary pressures, however, they have yet to make any real impact. The Consumer Price Index, which measures retail prices, rose only slightly (0.69%) for the first six months of the year, while the Producer Price Index, which measures wholesale prices, dropped for six consecutive months for the first time ever. Business leaders have been reluctant to raise prices for fear of losing market share, and they are not likely to increase prices until their true capacity is stretched. Labor rates have risen only slightly, probably due to the current expansion of the labor force and the proven willingness of businesses to slash jobs which has made labor groups reluctant to demand higher fees.

Domestic bonds offered more stability than stocks during the first quarter, but no meaningful returns as bond yields rose across all maturities and the first quarter culminated with the Federal Reserve Board raising the discount rate by 25 basis points (1/4%).
The healthy economic environment served the domestic bond markets well during the second quarter as the Fed held rates steady. Rates dropped moderately across all maturity ranges, and corporate bond and mortgage spreads continued to tighten slightly toward Treasury yields during the second quarter. The Lehman Brothers Government/ Corporate Index returned 2.7% for the first half of 1997.

We at The Managers Funds continue to believe that active portfolio management by experienced investment professionals with the resources to research and evaluate individual issues is the best strategy in the long run.

As always, should you have any questions on this report, please feel free to contact us or your financial advisor. We thank you for your continued investment in The Managers Funds.

Sincerely,
/s/ Robert P. Watson
Robert P. Watson
President



THE MANAGERS FUNDS PERFORMANCE (UNAUDITED)
All periods ending June 30, 1997
                    Average Annual Total Returns*
----------------------------------------------------------------------
                                         Since Inception Morningstar
     6Months 1Year 3Years 5Years 10Years Inception Date    Rating**
     ------- ----- ------ ------ ------- --------- ---- -----------
Equity Funds:
Income
 Equity15.06%27.21%23.00%17.10%  12.22%  15.23% Oct. '84     ****
Capital Appreciation
 Fund 5.09% 11.97% 18.28%15.22%  12.79%  15.28% Jun. '84      ***
Special Equity
 Fund 9.93% 16.25% 24.57%20.27%  15.84%  16.63% Jun. '84     ****
International Equity
 Fund12.79% 19.38% 14.70%15.64%  10.47%  14.83% Dec. '85     ****

Income Funds:
Short Government
 Fund 2.34%  5.55%  5.62% 2.86%       -   5.18% Oct. '87       **
Short & Intermediate
Bond
 Fund 2.35%  6.22%  6.41% 5.31%   7.19%   8.42% Jun. '84     ****
Intermediate Mortgage
 Fund 3.09%  7.78%  6.41% 2.23%   6.68%   7.09%  May '86        *
Bond
 Fund 3.96% 13.31% 12.26% 9.15%   9.88%  11.24% Jun. '84    *****
Global Bond
 Fund-1.64%  4.31%  6.27%     -       -   5.75% Mar. '94        *
Money Market
 Fund 2.61%  5.35%  5.11% 4.11%   5.45%   5.89% Jun. '84       NA

Past performance is no guarantee of future results. Investment returns and share price will fluctuate. The redemption price of a mutual fund may be more or less than the purchase price. For additional or more recent information, or for a current prospectus for any Fund(s), please call The Managers Funds at (800) 835-3879, or your investment adviser.

*Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized.

**Morningstar proprietary ratings reflect risk-adjusted performance through 6/30/97 and are subject to change every month. The ratings are by asset class and are calculated from the funds' three-, five- and ten-year returns (with fee adjustments) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day T-bill returns. For the three-, five- and ten-year periods, respectively, each of the Equity Funds other than the International Equity Fund was rated against 2,016, 1,153 and 637 equity funds, the International Equity Fund was rated against 535, 245 and 94 international equity funds, and each of the Income Funds was rated against 1,258, 687 and 293 fixed-income funds. Ten percent of the funds in each asset class receive five stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars and 10% receive 1 star.


Managers Short Government Fund
Schedule of Portfolio Investments
June 30, 1997(unaudited)

                                             Principal        Value
                                               Amount
U.S. Treasury Obligations - 68.1%
U.S. Treasury Notes
 9.250%, 08/15/98                             $865,000       $895,950
 7.125%, 09/30/99                            1,690,000 +     1,724,594
U.S. Treasury Note Principal Strip
 0.000%*, 05/15/99                             930,000        831,345

Total U.S. Treasury Obligations
 (cost $3,485,517)                                          3,451,889

U.S. Government Agency Obligations - 25.5%
Federal Home Loan Mortgage Corporation,
 Series 1295, Class E, PAC, 7.250%, 03/15/04   126,448        126,638
 Series 1319, Class E, PAC, 7.000%, 11/15/04   167,809        167,857
 Series 30, Class C, PAC, GNMA, 5.950%,         71,446         71,249
06/25/13
 Series 1542, Class D, PAC, 5.250%, 03/15/12     7,919          7,902
Federal National Mortgage Corporation,
 Series G92-42, Class C, 7.000%, 09/25/19      162,020        161,555
 Series 1993-10, Class PD, PAC, 6.000%,         63,181         63,035
06/25/02
Financing Corporation Coupon Strips, Series
E,
 0.000%*, 11/02/98                             300,000        276,678
 0.000%*, 11/02/99                             486,000        419,729

Total U.S. Government Agency Obligations
 (cost $1,287,966)                                          1,294,643


Asset-Backed Securities - 5.3%
Green Tree Home Improvement Loan Trust,         95,555         95,630
Series 96-F, Class HIA1, 6.100%, 11/15/27
Ford Credit Grantor Trust, Series 94-B,        169,384        170,812
Class A, 7.300%, 10/15/99

Total Asset-Backed Securities
 (cost $266,935)                                              266,442

Total Investments - 98.9%
 (cost $5,040,418)                                          5,012,974
Other Assets, less Liabilities - 1.1%                          56,884

Net Assets - 100.0%                                        $5,069,858


Note: Based on the cost of investments of $5,040,418 for federal income tax purposes at June 30, 1997, the aggregate gross unrealized appreciation and depreciation was $7,535 and $34,979, respectively, resulting in net unrealized depreciation of investments of $27,444.

+ Certain principal amounts held are segregated as collateral against futures contracts.

* Zero coupon security.

Abbreviations:
PAC: Planned Amortization Class (PAC) tranches provide investors with scheduled payments (PAC Schedule) over a range of prepayment speeds (PAC band or range). PAC tranches typically are combined with companion tranches that reduce the risk of prepayments varying from a constant speed or range.

Long Futures Contracts Outstanding at June 30, 1997:
3 Two-Year U.S. Treasury Note contracts, expiring 9/97, face amount 600,000, with unrealized appreciation of $2,203


The accompanying notes are an integral part of these financial statements.


Managers Short and Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 1997 (unaudited)

                                             Principal       Value
                                               Amount
Corporate Debt Securities - 76.1%
Asset-Backed Securities - 32.0%
Advanta Home Equity Loan Trust, Series 92-2,  $384,074       $385,726
Class A1, MBIA insured, 7.150% , 06/25/08
AFC Home Equity Loan Trust, Series 93-1,        87,607         84,759
Class A, 5.900%, 05/20/08
AFC Home Equity Loan Trust, Series 96-3,       150,000        151,359
Class 1A2, 7.220%, 02/25/27
Contimortgage Home Equity Loan Trust, Series   252,207        257,092
94-3, Class A4, MBIA insured, 7.850%,
07/15/24
Contimortgage Home Equity Loan Trust, Series   172,437        176,292
94-4, Class A6, MBIA insured, 8.270%,
12/15/24
Equicon Home Equity Loan Trust, Series 95-2,   250,000        247,812
Class A2, FGIC insured, 6.500%, 07/18/10
EquiCredit Home Equity Loan Trust, Series 93-   74,523         72,177
4, Class A, FGIC insured, 5.725%, 12/15/08
First Sierra Equipment Lease, Series 96-2,     225,000        224,235
Class A, 6.290%, 11/10/04
HFC Home Equity Trust, Series 92-2A, Class      43,857         43,495
A, MBIA insured, 6.650%, 11/20/12
Independent National Mortgage Corp., Series    450,000        450,981
96-A, Class A3, 6.960%, 09/25/26
Newcourt Receivables Asset Trust, Series 96-   285,416        286,720
2, Class A, 6.870%, 06/20/04
Old Stone Credit Corp. Home Equity Loan         46,649         46,255
Trust, Series 92-4, Class A, FGIC insured,
6.550%, 11/25/07
Premier Auto Trust, Series 97-1, Class B,      300,000        298,686
Sub. Notes, 6.550%, 09/06/03
Remodelers Home Improvement Loan Asset-        249,964        250,264
Backed Certificates, Series 95-3, Class A2,
6.800%, 12/20/07
Standard Credit Card Master Trust, Series 94-  325,000        327,945
3, Class B, 7.000%, 04/07/01
The Money Store Home Equity Loan Trust,         82,963         83,385
Series 92-B, Class A, MBIA insured, 6.900%,
07/15/07
The Money Store Home Equity Loan Trust,        475,000        472,179
Series 95-C, Class A3, MBIA insured, 6.550%,
06/15/17
TLFC Equipment Lease Trust, Series 96-1,       280,782        280,167
Class A, 5.98%, 11/20/02
UCFC Home Equity Loan, Series 96-D1, Class     400,000        398,624
A3, MBIA insured, 6.541%, 11/15/13
UCFC Loan Trust, Series 93-B1, Class A1,       251,639        247,776
FGIC insured, 6.075%, 07/25/14
World Omni Automobile Lease Securitization     250,000        249,453
Trust, Series 96-B, Class B, 6.850%,
11/15/02
World Omni Automobile Lease Securitization     250,000        252,578
Trust, Series 97-A, Class B, 0.000%*,
06/25/03

Total Asset-Backed Securities                               5,287,960

Banks and Finance - 34.0%
Aames Financial Corp., Senior Notes, 9.125%,    50,000         50,500
11/01/03
Advanta National Bank, Senior Notes, 6.440%,   425,000        425,404
05/01/98
American Health Properties, Inc., Notes,       100,000         99,652
7.050%, 01/15/02
Anchor Bancorp, Inc., Senior Notes, 8.937%,    100,000        102,000
07/09/03
ERP Operating LP, Floating Rate Notes,         225,000        225,664
6.590% , 12/22/97**
First Interstate Bancorp., Sub. Notes,         225,000        250,535
9.900%, 11/15/01
First Nationwide Holdings, Inc., Senior        225,000        249,750
Notes, 12.250%, 05/15/01
Franchise Finance Corp. of America, Senior     200,000        199,062
Notes, 7.000%, 11/30/00
Homeside Lending, Inc., Medium-Term Notes,     375,000        373,357
6.875%, 06/30/02
Lehman Brothers Holdings, Inc., Medium-Term    425,000        429,569
Notes, Series B, 7.110%, 09/27/99
Merrill Lynch & Co., Inc. Medium-Term Notes,   525,000        529,063
Series B, Adjustable Rate, 7.260%,
03/25/02**
Reliance Group Holdings, Inc., Senior Notes,   200,000        208,000
9.000%, 11/15/00
Salomon Inc., Senior Notes, 7.300%, 05/15/02   325,000        327,928
Salomon, Inc., 3 Year CMT, Adjustable Rate,    180,000        179,388
6.299% , 04/05/99**
St. George Bank Ltd., Notes, 6.875%,           300,000        301,401
04/01/99 (a)
United Companies Financial Corp., Senior       100,000        100,391
Notes, 7.000%, 07/15/98
United Companies Financial Corp., Senior       475,000        496,133
Notes, 9.350%, 11/01/99
USF&G Corp., Senior Notes, 7.000%, 05/15/98    225,000        226,665
Wellsford Residential Property Trust, Medium-  400,000        400,480
Term Notes, Adjustable Rate, 6.133%,
11/24/99**
Westpac Banking Corp., Yankee, Sub. Deb.,      425,000        444,805
7.875%, 10/15/02

Total Banks and Finance                                     5,619,747

Industrials - 10.1%
ADT Operations, Inc., Senior Notes, 8.250%,    146,000        151,840
08/01/00
Building Materials Corp. of America, Series     75,000         68,063
B, Senior Notes, 11.750%, 07/01/04
ITT Corp., Notes, 6.250%, 11/15/00             275,000        268,892
Kern River Funding Corp., Series B, Senior     200,000        199,312
Notes, 6.720%, 09/30/01 (a)
MFS Communications, Step-up, Senior Notes,     300,000        279,240
0.000%**, 01/15/04
News Corp., Ltd., Series B, Senior Discount    225,000        197,829
Notes, 0.000%*, 06/15/99
Time Warner, Inc., Notes, 7.750%, 06/15/05     500,000 +       508,125

Total Industrials                                           1,673,301

Total Corporate Debt Securities
         (cost $12,552,170)                                12,581,008

U.S. Treasury Obligations - 11.6%
U.S. Treasury Notes
   6.375%, 03/31/01                            250,000        250,352
   5.625%, 11/30/98                          1,055,000      1,050,221
U.S. Treasury Note Principal Strip
   0.000%*, 11/15/99                           715,000        618,940

Total U.S. Treasury Obligations
         (cost $1,930,313)                                  1,919,513

U.S. Government Agency Obligations - 4.5%
Federal Home Loan Mortgage Corporation
   8.750%, 04/01/01 through 10/01/01           154,502        161,841
Federal National Mortgage Association
   Series 94-85, Class E, 6.000%, 11/25/06     250,000        245,390
Resolution Trust Corporation
   Series 92-7, Class A1, 6.825%**, 03/25/22   334,265        333,011

Total U.S. Government Agency Obligations
         (cost $747,414)                                      740,242

Foreign Corporate Obligations - 2.0%
Brascan Ltd., 7.375%, 10/01/02                 225,000        226,462
Malette, Inc., Senior Notes, 12.250%,          100,000        112,000
07/15/04

Total Foreign Corporate Obligations
         (cost $342,413)                                      338,462

Short-Term Investments - 6.2%
Federal Home Loan Mortgage Corporation
Discount Note - 1.5%
0.000%*, 9/30/97                               250,000        246,474

Other Investment Companies - 4.7%
SSgA Money Market Fund                         783,088        783,088

Total Short-Term Investments
         (cost $1,027,467)                                  1,029,562


Total Investments - 100.4%
       (cost $16,599,777)                                  16,608,787
Other Assets, less Liabilities - (0.4%)                      (68,651)

Net Assets - 100.0%                                       $16,540,136


Note: Based on the cost of investments of $16,602,614 for Federal income tax purposes at June 30, 1997, the aggregate gross unrealized appreciation and depreciation was $80,035 and $73,862, respectively, resulting in net unrealized appreciation of investments of $6,173.

Other Information (unaudited):
The composition of long-term debt holdings as a percentage of the total value of investments in securities is as follows:
                     S&P's/Moody's Ratings
                         Gov't/AAA 45%
                           AA     5
                           A     19
                           BBB   26
                           BB     5


* Zero coupon security.

** Variable rate security. Coupon or dividend rate disclosed is that in effect at June 30, 1997.

+ Some or all of these shares, amounting to $177,427, or 1.1% of net assets, were out on loan to various brokers as of June 30, 1997.

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registrations, normally to qualified buyers. At June 30, 1997, the value of theses securities amounted to
$500,713, or 3.0% of net assets.

Abbreviations:
CMT: Constant Maturity Treasury Index
FGIC: Insured by Financial Guaranty Insurance Co.
MBIA: Insured by Municipal Bond Investors Assurance Corp.


The accompanying notes are an integral part of these financial statements.


Managers Intermediate Mortgage Fund
Schedule of Portfolio Investments
June 30, 1997(unaudited)

                                              Principal       Value
                                               Amount
Federal National Mortgage Association (FNMA)
- 63.6%
8.000%, 06/01/26                              $1,937,015 +  $1,981,799
7.500%, 02/01/26                               3,449,035 +   3,461,969
7.500%, TBA*                                   4,000,000    4,007,500
7.000%, 05/01/27                                 449,585      440,449
6.500%, 09/01/10                               4,233,262 +   4,169,763

Total FNMAs
       (cost $14,040,953)                                  14,061,480

Government National Mortgage Association
(GNMA) - 30.2%
10.500%, 12/15/20                                676,943      751,894
10.000%, 07/15/22 through 02/15/25               837,310      921,114
7.500%, TBA*                                   4,000,000    4,015,000
6.000%, 07/20/26                                 968,753      988,583

Total GNMAs
       (cost $6,631,044)                                    6,676,591

U.S. Treasury Notes - 13.8%
9.125%, 05/15/99                               1,450,000    1,526,806
8.750%, 10/15/97                               1,500,000 +   1,513,830

Total U.S. Treasury Notes
       (cost $3,055,352)                                    3,040,636

Collateralized Mortgage Obligations (CMOs) -
4.9%
FNMA,
      Series 89-29, Class Z, 10.000%,            546,927      588,597
06/25/19
      Series 94-85, Class K, 6.000%,             525,662      489,849
06/25/09

Total CMOs
       (cost $1,083,249)                                    1,078,446

Asset-Backed Securities - 1.8%
Green Tree Home Improvement Loan Trust,
Series 96-F, Class HIA1, 6.10%, 11/15/27
       (cost $396,857)                           396,919      397,233

                                               Shares
Short-Term Investments - 22.1%
Other Investment Companies - 12.4%
Calvert Cash Reserves Institutional Prime        921,702      921,702
Fund
Landmark Institutional Liquid Reserves         1,001,085    1,001,085
SSgA Money Market Fund                           814,585      814,585

Total Other Investment Companies                            2,737,372

Repurchase Agreement - 9.7%
State Street Bank & Trust Co., dated
        6/30/97, due 07/01/97,
        5.000%, total to be received
        $2,142,298 (secured by
        $2,230,000 FNMA 5.125%, due 10/25/13
        market value $2,185,400),
        at cost                               $2,142,000    2,142,000

Total Short-Term Investments
       (cost $4,879,372)                                    4,879,372


Total Investments - 136.4%
       (cost $30,086,827)                                  30,133,758
Other Assets, less Liabilities - (36.4%)                   (8,036,993
                                                                    )

Net Assets - 100.0%                                        $22,096,76
                                                                    5


Note: Based on the cost of investments of $30,104,405 for federal income tax purposes at June 30, 1997, the aggregate gross unrealized appreciation and depreciation was $135,405 and $106,052, respectively, resulting in net unrealized appreciation of investments of $36,853.

* TBA securities are purchased on a forward commitment basis with an approximate principal amount, interest rate, and no definite maturity date. The actual principal amount, interest rate, and maturity will be determined upon settlement. Such securities are subject to market fluctuations during the period from transaction date to settlement date. At June 30, 1997, such securities amounted to $8,022,500, or 36.3% of net assets.

+ Certain principal amounts held are segregated as collateral for TBA securities or futures contracts.

Abbreviations:
PAC: Planned Amortization Class (PAC) tranches provide investors with scheduled payments (PAC Schedule) over a range of prepayment speeds (PAC band or range). PAC tranches typically are combined with companion tranches that reduce the risk of prepayments varying from a constant speed or range.

The accompanying notes are an integral part of these financial statements.


The Managers Funds
Statements of Assets and Liabilities
June 30, 1997 (unaudited)

                               Managers       Managers      Managers
                                 Short        Short and   Intermediat
                                                               e
                              Government    Intermediate    Mortgage
                                 Fund         Bond Fund       Fund

Assets:
Investments at value*      $    5,012,974 $   15,579,225 $   25,254,386
Short-term investments at              --      1,029,562     4,879,372
cost and value
Cash                               11,096             --           354
Foreign currency (cost                 --            402            --
$382)
Collateral from brokers on             --        182,700            --
securities loaned
Receivable for Fund shares          1,670         12,707        10,178
sold
Receivable for delayed                 --             --     4,023,021
delivery investments sold
Dividends and interest             64,529        146,755       161,623
receivable
Prepaid expenses                    5,531          7,558         9,324

   Total assets                 5,095,800     16,958,909    34,338,258

Liabilities:
Payable for Fund shares             2,108          3,820       116,630
repurchased
Payable upon return of                 --        182,700            --
securities loaned
Dividends payable to                4,671             --            --
shareholders
Payable for investments                --        175,373            --
purchased
Payable for delayed                    --             --    12,071,250
delivery investments
purchased
Variation margin payable              656             --            --
Accrued expenses:
    Investment advisory               811          6,796         8,235
and management fees
    Administrative fees                --          3,398         4,755
    Other                          17,696         46,686        40,623

   Total liabilities               25,942        418,773    12,241,493

Net Assets                 $    5,069,858 $   16,540,136 $   22,096,765

Shares outstanding                293,266        851,995     1,452,562

Net asset value, offering
and redemption
    price per share                $17.29         $19.41        $15.21


Net Assets Represent:
Paid-in capital            $   18,535,152 $   30,942,522 $  102,294,824
Undistributed net                   1,354         24,753        21,091
investment income
Distributions in excess of             --             --
net investment income
Accumulated net realized
loss from investments,
    futures, and foreign     (13,441,408)   (14,434,074)   (80,266,081
currency translations                                                )
Net unrealized
appreciation
(depreciation) of
investments,
    futures and foreign          (25,240)          6,935        46,931
currency translations

Net Assets                 $    5,069,858 $   16,540,136 $   22,096,765

*  Investments at cost     $    5,040,418 $   15,572,310 $   25,207,455


The accompanying notes are an integral part of these financial statements.

The Managers Funds
Statements of Operations
For the six months ended June 30, 1997 (unaudited)

                              Managers       Managers      Managers
                               Short        Short and     Intermediat
                                                               e
                             Government    Intermediat     Mortgage
                                                e
                                Fund        Bond Fund        Fund

Investment Income:
Interest income           $     190,402  $     669,466  $     801,685
Dividend income                      --            787             --

 Total investment income        190,402        670,253        801,685

Expenses:
Investment advisory and          12,353         47,552         51,538
management fees
Administrative fees               5,490         23,776         28,632
Custodian fees                    6,123         24,715         14,586
Transfer agent fees               5,697          9,250         10,601
Audit fees                        7,649         16,673         13,797
Registration fees                 4,603          6,257          6,725
Reports to shareholders             140          5,085         10,223
Insurance                           603          2,326          2,749
Trustee fees                        147            595            602
Miscellaneous expenses              572          1,780          2,268

 Total expenses                  43,377        138,009        141,721
Less:  fee waivers             (12,353)             --             --

 Net expenses                    31,024        138,009        141,721

  Net investment income         159,378        532,244        659,964

Net Realized and
Unrealized Gain (Loss):
Net realized gain (loss)
on investment
transactions
   and futures contracts       (49,291)      (217,996)          8,694
Net unrealized
appreciation of
investments, futures and
   and foreign currency          10,295        104,460         32,011
translations

Net realized and               (38,996)      (113,536)         40,705
unrealized gain (loss)

Net Increase in Net
Assets Resulting
                          $     120,382  $     418,708  $     700,669

The accompanying notes are an integral part of these financial statements.


The Managers Funds
Statements of Changes in Net Assets

                                           Managers
                                             Short
                                          Government
                                           Bond Fund
                                            For the
                                          six months       For the
                                             ended
                                         June 30, 1997   year ended
                                          (unaudited)   December 31,
                                                            1996

Increase (Decrease) in Net Assets
From Operations:
Net investment income                         $159,378       $333,857
Net realized gain (loss) on
investments, futures
 and foreign currency transactions            (49,291)       (34,469)
Net unrealized appreciation
(depreciation) of
 investments, futures and foreign               10,295       (80,145)
currency translations

 Net increase in net assets
  resulting from operations                    120,382        219,243


Distributions to Shareholders:
From net investment income                   (160,471)      (334,814)

From Capital Share Transactions:
Proceeds from sale of shares                 1,266,847      4,423,184
Net asset value of shares issued in
connection
 with reinvestment of dividends                145,127        270,219
Cost of shares repurchased                 (2,414,750)    (4,301,319)

 Net increase (decrease) from capital
  share transactions                       (1,002,776)        392,084

Total increase (decrease) in net assets    (1,042,865)        276,513

Net Assets:
   Beginning of period                       6,112,723      5,836,210

   End of period                            $5,069,858     $6,112,723


End of period undistributed
(overdistributed)
     net investment income                      $1,354             --

Share Transactions:
Sale of shares                                  73,100        202,248
Shares issued in connection with
reinvestment
     of dividends                                8,389         11,629
Shares repurchased                           (139,484)      (490,616)

     Net decrease in shares                   (57,995)      (276,739)


The accompanying notes are an integral part of these financial statements.



                                          Managers
                                          Short and
                                        Intermediate
                                            Fund
                                           For the
                                         six months       For the
                                            ended
                                        June 30, 1997   year ended
                                         (unaudited)   December 31,
                                                           1996

Increase (Decrease) in Net Assets
From Operations:
Net investment income                        $532,244      $1,260,301
Net realized gain (loss) on
investments, futures
    and foreign currency transactions       (217,996)       (122,043)
Net unrealized appreciation
(depreciation) of
    investments, futures and foreign          104,460       (185,227)
currency translations

                Net increase in net
assets
                     resulting from           418,708         953,031
operations


Distributions to Shareholders:
From net investment income                  (495,450)     (1,196,229)

From Capital Share Transactions:
Proceeds from sale of shares                3,233,213       8,757,123
Net asset value of shares issued in
connection
     with reinvestment of dividends           406,293         872,417
Cost of shares repurchased                (9,402,231)    (12,247,849)

               Net increase (decrease)
from capital
                     share transactions   (5,762,725)     (2,618,309)

Total increase (decrease) in net assets   (5,839,467)     (2,861,507)

Net Assets:
   Beginning of period                     22,379,603      25,241,110

   End of period                          $16,540,136     $22,379,603


End of period undistributed
(overdistributed)
     net investment income                    $24,753       ($42,324)

Share Transactions:
Sale of shares                                166,669         509,053
Shares issued in connection with
reinvestment
     of dividends                              21,014          45,216
Shares repurchased                          (486,123)       (985,098)

      Net decrease in shares                (298,440)       (430,829)

The accompanying notes are an integral part of these financial statements.


                                            Managers
                                          Intermediate
                                            Mortgage
                                              Fund
                                            For the
                                           six months      For the
                                             ended
                                         June 30, 1997    year ended
                                          (unaudited)    December 31,
                                                             1996

Increase (Decrease) in Net Assets
From Operations:
Net investment income                         $659,964      $1,846,805
Net realized gain (loss) on investments,
futures
    and foreign currency transactions            8,694       (210,231)
Net unrealized appreciation
(depreciation) of
    investments, futures and foreign            32,011       (884,250)
currency translations

                Net increase in net
assets
                     resulting from            700,669         752,324
operations


Distributions to Shareholders:
From net investment income                   (635,634)     (1,797,552)

From Capital Share Transactions:
Proceeds from sale of shares                 2,583,998       5,181,660
Net asset value of shares issued in
connection
     with reinvestment of dividends            459,655       1,102,190
Cost of shares repurchased                 (5,857,689)    (20,414,820)

               Net increase (decrease)
from capital
                     share transactions    (2,814,036)    (14,130,970)

Total increase (decrease) in net assets    (2,749,001)    (15,176,198)

Net Assets:
   Beginning of period                      24,845,766      40,021,964

   End of period                           $22,096,765     $24,845,766


End of period undistributed
(overdistributed)
     net investment income                     $21,091        ($3,239)

Share Transactions:
Sale of shares                                 170,662         342,073
Shares issued in connection with
reinvestment
     of dividends                               30,497          73,023
Shares repurchased                           (386,951)     (1,352,144)

            Net decrease in shares           (185,792)       (937,048)

The accompanying notes are an integral part of these financial statements.


Managers Short Government Fund
Financial Highlights
For a share of capital stock outstanding throughout each period

                    For the
                  six months
                     ended
                 June 30, 1997   Year
                               ended
                               Decemb
                               er 31,
                  (unaudited)    1996   1995(d)  1994    1993   1992*

Net Asset          $17.40     $17.76  $16.96  $19.35   $19.86  $20.35
Value,
Beginning of
Period

Income from
Investment
Operations:
Net investment       0.51       1.02    0.98    0.86     1.28    1.26
income
Net realized
and unrealized
gain (loss)
on investments     (0.11)     (0.37)    0.63  (2.01)   (0.53)  (0.49)

Total from           0.40       0.65    1.61  (1.15)     0.75    0.77
investment
operations

Less
Distributions
to
Shareholders:
From net           (0.51)     (1.01)  (0.50)  (1.17)   (1.26)  (1.26)
investment
income
In excess of          ---        ---  (0.31)  (0.07)      ---     ---
net investment
income

Total              (0.51)     (1.01)  (0.81)  (1.24)   (1.26)  (1.26)
distributions
to shareholders

Net Asset          $17.29     $17.40  $17.76  $16.96   $19.35  $19.86
Value, End of
Period


Total Return +      2.34% (b)   3.89%   9.71% (6.18)%    3.81%   3.90%


Ratio of net        1.13% (a)   1.17%   1.25%   0.97%    0.87%   0.76%
expenses to
average net
assets
Ratio of net
investment
income to
average
net assets          5.81% (a)   5.85%   5.62%   7.06%    8.71%   6.24%
Portfolio             34% (b)    169%    238%    140%     189%    168%
turnover
Net assets at      $5,070     $6,113  $5,836 $10,263  $87,874 $142,874
end of period
(000's omitted)


Expense Waiver
(c)

Ratio of total      1.58% (a)   1.62%   1.65%   1.03%    0.96%   0.83%
expenses to
average net
assets
Ratio of net
investment
income to
average
net assets          5.36% (a)   5.40%   5.22%   7.00%    8.62%   6.17%


(a) Annualized.
(b) Not annualized.
(c) Ratio information assuming no waiver of investment advisory and management fees and/or administrative fees in effect for the periods presented (See Note 2).
(d) Calculated using the weighted average shares outstanding during the year.
+ The total return would have been lower had certain expenses not been reduced during the periods shown.
* Audited by prior auditors.


Managers Short and Intermediate Bond Fund
Financial Highlights
For a share of capital stock outstanding throughout each period

                      For the
                     six months
                       ended
                      June 30,       Year
                        1997         ended
                                    Decembe
                                     r 31,
                    (unaudited)      1996    1995  1994   1993   1992*

Net Asset Value,   $19.45      $19.67  $18.06  $21.23   $20.89  $20.33
Beginning of
Period

Income from
Investment
Operations:
Net investment       0.54        1.03    1.28    1.45     1.38    1.69
income
Net realized and
unrealized gain
(loss)
on investments     (0.08)      (0.24)    1.45  (3.17)     0.34    0.57

Total from           0.46        0.79    2.73  (1.72)     1.72    2.26
investment
operations

Less
Distributions to
Shareholders:
From net           (0.50)      (1.01)  (1.09)  (1.37)   (1.38)  (1.70)
investment
income
In excess of net      ---         ---  (0.03)  (0.08)      ---     ---
investment
income

Total              (0.50)      (1.01)  (1.12)  (1.45)   (1.38)  (1.70)
distributions to
shareholders

Net Asset Value,   $19.41      $19.45  $19.67  $18.06   $21.23  $20.89
End of Period


Total Return        2.35% (b     4.15%  15.57% (8.37)%    8.49%  11.55%
                         )


Ratio of net        1.45% (a     1.45%   1.50%   1.05%    0.94%   0.86%
expenses to               )
average net
assets
Ratio of net
investment
income to
average
net assets          5.60% (a     5.43%   6.52%   7.11%    6.58%   8.33%
                         )
Portfolio             51% (b       96%    131%     57%     126%    117%
turnover                  )
Net assets at     $16,540     $22,380 $25,241 $30,956 $112,228 $72,031
end of period
(000's omitted)


(a) Annualized.
(b) Not annualized.
* Audited by prior auditors.


Managers Intermediate Mortgage Fund
Financial Highlights
For a share of capital stock outstanding throughout each period

                       For the
                       six months
                        ended
                      June   Yea
                       30,    r
                      1997   end
                             ed
                             Dec
                             emb
                             er
                             31,
                      (una   199     1995    1994      1993     199
                      udit    6                                 2*
                       ed)

Net Asset Value,      $15.   $15    $14.2    $20.65    $21.13   $21
Beginning of Period     17   .54        0                       .77

Income from
Investment
Operations:
Net investment        0.44   0.8     0.93      1.52      1.94   2.5
income                         7                                  8
Net realized and
unrealized gain
(loss)
on investments        0.02   (0.     1.45    (6.56)      0.44   (0.
                             38)                                40)

Total from            0.46   0.4     2.38    (5.04)      2.38   2.1
investment                     9                                  8
operations

Less Distributions
to Shareholders:
From net investment   (0.4   (0.    (1.03    (1.41)    (2.28)   (2.
income                  2)   86)        )                       40)
From net realized      ---   ---      ---       ---    (0.51)   (0.
gain on investments                                             42)
In excess of net       ---   ---      ---       ---    (0.07)   ---
investment income
In excess of net       ---   ---    (0.01       ---       ---   ---
realized gain on                        )
investments

Total distributions   (0.4   (0.    (1.04    (1.41)    (2.86)   (2.
to shareholders         2)   86)        )                       82)

Net Asset Value, End  $15.   $15    $15.5    $14.20    $20.65   $21
of Period               21   .17        4                       .13


Total Return          3.09 (c 3.3    17.27   (25.00) +   11.45% +  10. +
                         % )   3%        %         %             50%


Ratio of net          1.24 (b 1.1    1.17%     0.85%     0.75%   0.7
expenses to average      % )   9%                                 9%
net assets
Ratio of net
investment income to
average
net assets            5.76 (b 5.7    6.33%     8.37%     8.90%   11.
                         % )   8%                                30%
Portfolio turnover    223% (c 232     506%      240%      253%   278
                          )    %                                  %
Net assets at end of  $22,   $24    $40,0   $55,986   $271,86   $11
period (000's          097   ,84       22                   1   5,8
omitted)                       6                                 85


Expense Waiver (a)

Ratio of total         N/A   N/A      N/A     0.92%     0.82%   0.8
expenses to average                                              4%
net assets
Ratio of net
investment income to
average
net assets             N/A   N/A      N/A     8.30%     8.83%   11.
                                                                25%


(a) Ratio information assuming no waiver of investment advisory and management fees and/or administrative fees in effect for the year presented, if applicable. (See Note 2).
(b) Annualized.
(c) Not annualized.
+ The total return would have been lower had certain expenses not been reduced during the year.
* Audited by prior auditors.


The Managers Funds
Notes to Financial Statements
June 30, 1997 (unaudited)

(1) Summary of Significant Accounting Policies

The Managers Funds (the Trust) is a no-load, open-end, management investment company, organized as a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended. Currently the Trust is comprised of 10 investment series. Included in this report are Managers Short Government Fund ("Short Government"), Managers Short and Intermediate Bond Fund ("Short and Intermediate") and Managers Intermediate Mortgage Fund ("Intermediate Mortgage"), collectively the "Funds."

The Funds' financial statements are prepared in accordance with generally accepted accounting principles, which require the use of management's estimates. The following is a summary of significant accounting policies followed by the Funds:

(a) Valuation of Investments

Fixed income securities are valued based upon valuations furnished by independent pricing services that utilize matrix systems which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Exchange-traded equity securities are valued at the last quoted sales price, or in the absence of any sales, on the basis of the last quoted bid price. Over-the-counter securities for which market quotations are readily available are valued at the last quoted bid price. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost which approximates market. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Board of Trustees.

Investments in certain mortgage-backed, stripped mortgage-backed and other debt securities, including derivative securities, not traded on an organized market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value.

(b) Security Transactions

Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

(c) Investment Income and Expenses

Interest income is determined on the basis of interest accrued. Discounts and premiums are amortized using the effective interest method when required for Federal income tax purposes. Dividend income is recorded on the ex-dividend date. Other income and expenses are recorded on an accrual basis. Expenses which cannot be directly attributed to a particular fund are apportioned among the Funds in the Trust based upon their average net assets.

(d) Dividends and Distributions

Dividends resulting from net investment income normally will be declared daily for Short Government and monthly for Short and Intermediate Bond and Intermediate Mortgage. These dividends normally will be payable on the third to the last business day of the month. Distributions of capital gains to shareholders will only be made to the extent that net capital gains realized for tax purposes exceed the Fund's capital loss carryovers.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, option transactions, futures, market discount and losses deferred due to wash sales. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(e) Repurchase Agreements

Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by that Fund may be delayed or limited.


(f) Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

(g) Capital Loss Carryover

As of December 31, 1996, the Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through December 31, 2004.

     Capital Loss
FundAmountExpires
  Short Government$1,580,1462001
11,764,8162002
       48,4842004
  Short and Intermediate
  Bond1,241,4531997
                    2,885,4401998
2,344,8322002
7,662,2532003
     64,3552004

  Intermediate Mortgage59,251,2052002
20,796,3332003
     224,0352004

(h) Capital Stock

The Trust's Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

 (i) Delayed Delivery Transactions

The Funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The Funds may receive compensation for interest forgone on entering into delayed delivery transactions. The Funds identify cash or securities as segregated in its custodial records with a value at least equal to the amount of the forward purchase commitment.

(j) Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions will represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

In addition, the Funds do not isolate that portion of the results of operations resulting from changes in exchange rates from the fluctuations resulting from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.


(2) Agreements and Transactions with Affiliates

The Managers Funds, L.P. (the "Investment Manager") provides or oversees investment advisory and management services to the Funds under Management Agreements with each Fund. The Investment Manager selects portfolio managers for each Fund (subject to Trustee approval), and monitors the portfolio manager's investment programs and results. Each Fund's investment portfolio is managed by a portfolio manager who serves pursuant to a Portfolio Management Agreements with the Investment Manager and the Fund. Certain trustees and officers of the Funds are officers of the Investment Manager.

Investment advisory and management fees are paid directly by each Fund to The Managers Funds, L.P. based on each Fund's average daily net assets. The annual investment advisory and management fee rates and waivers as a percentage of average daily net assets for the six months ended June 30, 1997, were as follows:

Investment Advisory and
Management Fees                             .
Actual
Maximum feefee after
Fundbefore waiverswaivers(a)
Short Government  0.45%0.20%
Short and Intermediate Bond0.50N/A
Intermediate Mortgage0.45N/A

(a) Reflects a voluntary fee waiver by the Investment Manager which may be modified or terminated at any time at the sole discretion of the Investment Manager.


The Trust has adopted an Administrative and Shareholder Servicing Agreement. The Managers Funds, L.P. serves as each Fund's administrator (the "Administrator") and is responsible for all aspects of managing the Funds' operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds' shareholders.

For the six months ended June 30, 1997, Short and Intermediate Bond and Intermediate Mortgage each paid a fee to the Administrator at the rate of 0.25% per annum of each Fund's average daily net assets. For this period, the Administrator was due a fee from Short Government of 0.20% per annum of the Fund's average daily net assets, all of which was waived. This waiver may be modified or terminated at any time at the sole discretion of the Administrator. The fees paid to the Administrator are established by the Trustees and may not exceed the annual rate of 0.25% of each Fund's average daily net assets.

An aggregate annual fee of $10,000 is paid to each outside Trustee for serving as a Trustee of the Trust. In addition, these Trustees receive meeting fees of $750 for each in-person meeting attended, and $200 for participation in any telephonic meetings. The Trustee fee expense shown in the financial statements represents each Fund's allocated portion of the total fees.

(3) Purchases and Sales of Securities

Portfolio purchases, and sales or maturities, of long-term securities, U.S. Government securities and futures contracts during the six months ended June 30, 1997 were as follows:

Long-term            U.S. Government
Securities              Securities Only          .
FundPurchasesSalesPurchasesSales
Short
   Government $1,855,503$1,907,149$1,591,142$1,896,163
 Short and
  Intermediate
  Bond    $9,564,239$15,116,069$3,053,026$9,773,490
 Intermediate
  Mortgage       $54,505,700$54,063,279$4,815,070$3,266,659


    Long Futures Contracts     Short Futures Contracts
OpenedClosedOpenedClosed
Short Government$1,236,234$1,238,625   -   -
Intermediate Mortgage        -       -   -$1,084,375




(4) Forward Commitments
Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund's net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its Custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

(a) Forward Foreign Currency Contracts
During the six months ended June 30, 1997, Short and Intermediate Bond invested in forward foreign currency exchange contracts. These investments may involve greater market risk than the amounts disclosed in the Fund's financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on settlement date.

The Funds may invest in non-U.S. dollar denominated instruments subject to limitations, and enter into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

There were no open forward foreign currency exchange contracts at June
30, 1997.

(b) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

There are several risks in using futures contracts. Futures prices may not correlate perfectly with the behavior of cash market prices of the instrument being hedged so that even a correct forecast of general price trends may not result in a successful transaction, or the Fund's portfolio manager may be incorrect in its expectation of future prices. There is also a risk that a secondary market in the instruments that the Fund holds may not exist or may not be adequately liquid to permit the Fund to close out positions when it desires to do so.

A Fund may use futures contracts as a hedge to protect the value of its portfolio against changes in prices of the financial instruments in which it may invest. During the six months ended June 30, 1997, Intermediate Mortgage and Short Government each entered into futures contracts to manage the Fund's duration to that of its respective benchmark index.


(c) Dollar Roll Agreements

Short Government and Intermediate Mortgage may enter into dollar roll agreements whereby the Fund sells securities and agrees to repurchase them or substantially similar securities, at a mutually agreed upon date and price. Dollar roll agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase.

In the event the buyer of the securities under a dollar roll agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the dollar roll agreement may effectively be restricted pending such decision.

(5) Risks Associated with Collateral Mortgage Obligations ("CMOs") and Indexed Securities

The net asset values of the Funds may be sensitive to interest rate fluctuations because the Funds may hold several instruments, including CMOs, inverse floaters, super floaters and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are received from mortgagees, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. In another version of mortgage-related securities, all interest payments go to one class of holders-"Interest Only" or "IO"-and all of the principal goes to a second class of holders- "Principal Only" or "PO." The yield to maturity on an IO is extremely sensitive to the rate of principal prepayments on the related underlying mortgage assets and a rapid rate of principal prepayments may have an adverse effect on yield to maturity. If greater than anticipated prepayments of principal are experienced, the Fund may fail to fully recoup its investment. Conversely, if less than anticipated prepayments of principal occur, the yield on a PO class could be materially affected.

CMOs may have a fixed or variable rate of interest, including inverse floating rate securities on which the interest rates typically decline as market rates increase and increase as market values decline.
Accordingly, such instruments can be expected to be more volatile than fixed rate or other variable rate securities.

The Funds may also invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

(6) Contingencies
Two purported class action lawsuits have been filed in the federal district courts of Connecticut and Minnesota against Managers Intermediate Mortgage Fund and Managers Short Government Fund; the Investment Manager; the former portfolio manager; and certain other affiliates and affiliated individuals. The plaintiffs allege that, from May 1, 1992 to June 13, 1994 and from May 10, 1993 to September 12, 1994, for the two Funds, respectively, defendants violated the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, and common law by, among other things, failing to disclose adequately the Funds' investment strategies and risks associated with an investment in the Funds. Plaintiffs allege that they suffered unspecified damages based on losses incurred over the course of the respective class periods.

The Managers Funds, its affiliates and affiliated individuals, as well as certain of the other defendants, have filed motions to dismiss these actions, on the basis that, among other grounds, the relevant prospectus fully disclosed the Funds' respective investment strategies and all material risks related to an investment in these Funds, including, but not limited to, the risk of loss of principal. There has been no decision yet from the court relating to Managers Intermediate Mortgage Fund motion. After plaintiff amended the complaint, a second motion to dismiss was filed in the suit relating to Managers Short Government Fund. In that action, the court has preliminarily approved the parties' agreement to settle all claims by the purported class. However, the settlement is subject to certain conditions such as a percentage of class members participating in the settlement and final court approval. For these and other reasons, there can be no assurance that the settlement will be consummated.

In addition, a non-class action lawsuit based on similar allegations has been filed by a customer against certain of the defendants named in the class action lawsuits, as well as Managers Short and Intermediate Bond Fund. Certain other customers, who are potentially members of the plaintiff class in each of the two class action lawsuits referred to above, have asserted that they may file similar lawsuits based on similar claims, but have not done so. Management continues to believe that it has meritorious defenses and, if the cases are not settled, Management intends to defend vigorously against these actions.


Where Leading Money Managers Converge

Fund Distributor
The Managers Funds, L.P.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203)857-5321 or (800)835-3879

Custodian
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

Legal Counsel
Shereff, Friedman, Hoffman & Goodman, LLP
919 Third Avenue
New York, New York 10022

Transfer Agent
Boston Financial Data Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800)252-0682

The Managers Funds
Equity Funds:
INCOME EQUITY FUND
 Scudder, Stevens & Clark, Inc.
 Spare, Kaplan, Bischel & Associates

CAPITAL APPRECIATION FUND
 Essex Investment Management Company, Inc.
 Husic Capital Management

SPECIAL EQUITY FUND
 Liberty Investment Management
 Pilgrim Baxter & Associates
 Westport Asset Management, Inc.

INTERNATIONAL EQUITY FUND
 Scudder, Stevens & Clark, Inc.
 Lazard, Freres Asset Management Co.

Income Funds:
MONEY MARKET FUND
 J.P. Morgan

SHORT GOVERNMENT FUND
 Jennison Associates Capital Corp.

SHORT AND INTERMEDIATE BOND FUND
 Standish, Ayer & Wood, Inc.

INTERMEDIATE MORTGAGE FUND
 Jennison Associates Capital Corp.

BOND FUND.
 Loomis, Sayles & Company, Inc.

GLOBAL BOND FUND
 Rogge Global Partners

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded by an effective prospectus.